Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019 TWD-USD
Summary Of Significant Accounting Policies [abstract]
Ownership interest percentage in subsidiary, assumption	100.00%
Convenience exchange rate	29.91